Domicile and Activities	12 Months Ended
Dec. 31, 2025
Domicile and Activities [Abstract]
Domicile and activities
1.	Domicile and activities

The Company’s legal and commercial name is Hotel101 Global Holdings Corp. (“the Company”) and is commonly known as “HBNB” or “Hotel101”. HBNB is an exempted company with limited liability incorporated under the laws of the Cayman Islands on March 13, 2024. HBNB was incorporated for the purpose of effectuating the Business Combination and is a holding company. HBNB’s registered office is located at 71 Fort Street, PO Box 500, George Town, Grand Cayman, KY1-1106, Cayman Islands. HBNB’s principal executive office is located at 20 Cecil Street #04-03, Plus Building Singapore 049705.

The principal activity of the Company is the acquisition, investment and development of real estate properties and ventures.

The principal activities of the subsidiaries are disclosed in Note 3.1(i).

On April 8, 2024, HBNB signed an Agreement and Plan of Merger with JVSPAC Acquisition Corp. (“JVSPAC”) and the Company’s related parties. On June 30, 2025, HBNB, a wholly-owned subsidiary of DoubleDragon Corporation (“DD”), consummated the business combination pursuant to the agreement and plan of merger, dated as of April 8, 2024 (and as amended on September 3, 2024, the “Merger Agreement”), by and among HBNB, Hotel of Asia, Inc., a company with limited liability incorporated under the laws of the Philippines (“HOA”), DD, a company incorporated under the laws of the Philippines and listed on the Philippine Stock Exchange, Inc., DDPC Worldwide Pte. Ltd. (“DDPCW), a private company limited by shares incorporated under the laws of Singapore and a wholly-owned subsidiary of DD, Hotel101 Worldwide Private Limited, a private company limited by shares incorporated under the laws of Singapore (“Hotel101 Worldwide,” and together with DDPC and DD, the “Principal Shareholders”), Hotel101 Global Pte. Ltd., a private company limited by shares incorporated under the laws of Singapore (“Hotel101 Global”), HGHC 4 Pte. Ltd., a private company limited by shares incorporated under the laws of Singapore and a wholly-owned subsidiary of HBNB (“Merger Sub 1”), HGHC 3 Corp., a British Virgin Islands business company and a wholly-owned subsidiary of HBNB (“Merger Sub 2”) and JVSPAC Acquisition Corp., a British Virgin Islands business company.

The Business Combination was consummated on June 30, 2025 (the “Closing”). The transaction was unanimously approved by JVSPAC’s board of directors and was approved at the extraordinary general meeting of JVSPAC’s shareholders held on June 24, 2025.

Prior to the Company Amalgamation and SPAC Merger (each as defined below) and pursuant to the terms of the Merger Agreement, DoubleDragon, DDPC and Hotel101 Global engaged in the following restructuring (the “Restructuring”):

●	On December 30, 2024, DDPC transferred to Hotel101 Global leasehold right over certain real estate-related properties free and clear of any encumbrances in exchange for the issuance of ordinary shares in the capital of Hotel101 Global to DDPC.

●	On January 21, 2025, DoubleDragon transferred 216,000 common shares of HOA, representing 40% of the share capital of HOA to Hotel101 Global in exchange for 1,987,239 Hotel101 Global shares pursuant to a Share Purchase Agreement.

Pursuant to the Merger Agreement, among other things, the following transactions occurred as part of Closing and after the Restructuring:

a)	Hotel101 Global and Merger Sub 1 amalgamated, with Hotel101 Global being the surviving entity and a direct wholly-owned subsidiary of HBNB (“Company Amalgamation”),
b)	Merger Sub 2 merged with and into JVSPAC, with JVSPAC being the surviving entity and becoming a wholly-owned subsidiary of HBNB (the “SPAC Merger,” and together with the Amalgamation and the other transactions contemplated by the Merger Agreement, the “Business Combination”)

c)	Pursuant to the terms of the Merger Agreement, the aggregate consideration of US$2,300,000,000, was paid in the form of 230,000,000 newly issued ordinary shares of HBNB at a price of US$10.00 per share consisting of (i) 195,500,000 HBNB Ordinary Shares paid to DDPC, Hotel101 Worldwide and DoubleDragon and (ii) 34,500,000 HBNB Ordinary Shares issued to certain key executives and other employees (“Key Executives”) of HBNB and DoubleDragon (the “Key Executive Shares”). The Key Executive Shares shall be subject to a vesting period starting on the 18th month up to the 66th month from the closing. If any Key Executive resigns or is terminated from their role with HBNB or DoubleDragon, as the case may be, while any of their Key Executive Shares remain under lock-up, all such shares under lock-up will revert to HBNB through a buyback arrangement. HBNB shall be the sole beneficiary in case of any gains arising from these buyback transactions, and the departing Key Executive shall not be entitled to any benefit whatsoever.

d)	HBNB issued 600,000 HBNB Ordinary Shares to Merdeka, HBNB’s financial advisor for the Business Combination.

e)	Immediately prior to the effective time of the SPAC Merger (but immediately subsequent to the effective time of the Company Amalgamation), each JVSPAC Right outstanding was cancelled and cease to exist, with every four JVSPAC Rights converting into one JVSPAC Class A Ordinary Share, with fractional shares either be rounded up or otherwise addressed in accordance with the applicable laws. Each issued and outstanding class A ordinary share, with no par value, of JVSPAC and each issued and outstanding class B ordinary share, with no par value, of JVSPAC (other than treasury shares, validly redeemed shares or dissenting shares) were converted into one ordinary share of HBNB.

f)	If HBNB’s reported consolidated revenue for fiscal year 2025, as set forth in its annual audited consolidated financial statements, is at least US$113.25 million, then HBNB, at its option, may issue in the aggregate up to an additional 500,000 ordinary shares (the “Earnout Shares”) as a bonus to the directors, executives, managers, advisors and employees of HBNB, its subsidiaries and/or parent companies, as determined at the relevant time. Fifty percent (50%) of the Earnout Shares will not be subject to any lock-up arrangement, and the remaining fifty percent (50%) of the Earnout Shares shall be subject to a lock-up period of six months from the date of issuance. For the year ended December 31, 2025, the consolidated revenue of HBNB is below US$113.25 million and no additional shares have been issued (Note 10).

As a result of the Business Combination, Hotel101 Global and JVSPAC have become wholly-owned subsidiaries of HBNB as of June 30, 2025. The consolidated financial statements as at December 31, 2025 and for the year ended December 31, 2025 comprise of the Company and its subsidiaries (together referred to as the “Group” and individually as “Group entities”).

On July 1, 2025, HBNB’s ordinary shares (“HBNB Ordinary Shares”) commenced trading on the Nasdaq Capital Market (“Nasdaq”), under the ticker symbol “HBNB.”

The directors consider DD, incorporated in the Philippines and registered with the Philippines Securities and Exchange Commission, to be the ultimate holding company.